Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended		112 Months Ended		120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025
C000188848 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Asia Pacific Equity Fund (Class R6)
Average Annual Return, Percent	19.29%	5.40%				7.81%
C000071235 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Asia Pacific Equity Fund (Class Y)
Average Annual Return, Percent	19.11%	5.24%				7.70%
C000256073 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Asia Pacific Equity Fund (Class R)
Average Annual Return, Percent	18.47%	4.70%				7.16%
C000000539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Asia Pacific Equity Fund (Class C) —including sales charge
Average Annual Return, Percent	16.92%	4.19%				6.79%
C000000537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Asia Pacific Equity Fund (Class A) —including sales charge
Average Annual Return, Percent	12.28%	3.79%				6.82%
C000000540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Value Fund (Class A) —including sales charge
Average Annual Return, Percent	5.06%	6.83%				3.75%
C000000542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Value Fund (Class C) —including sales charge
Average Annual Return, Percent	9.36%	7.23%				3.72%
C000000543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Value Fund (Class R)
Average Annual Return, Percent	10.89%	7.77%				4.08%
C000071236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Value Fund (Class Y)
Average Annual Return, Percent	11.47%	8.31%				4.60%
C000000544 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Value Fund (Investor Class)
Average Annual Return, Percent	11.27%	8.15%				4.42%
C000188849 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Value Fund (Class R6)
Average Annual Return, Percent	11.57%	8.45%				4.68%
C000120687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class R6)
Average Annual Return, Percent	11.44%	6.64%				5.88%
C000023043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class R5)
Average Annual Return, Percent	11.37%	6.56%				5.80%
C000071239 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class Y)
Average Annual Return, Percent	11.29%	6.47%				5.71%
C000000554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class R)
Average Annual Return, Percent	10.75%	5.94%				5.18%
C000000553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class C) —including sales charge
Average Annual Return, Percent	9.18%	5.41%				4.81%
C000000551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class A) —including sales charge
Average Annual Return, Percent	4.87%	5.01%				4.85%
C000171594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class A) —including sales charge
Average Annual Return, Percent	8.85%	12.35%	[1]	9.11%	[1]
C000171595 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class C) —including sales charge
Average Annual Return, Percent	13.34%	12.78%	[2]	9.06%	[2]
C000171596 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class R)
Average Annual Return, Percent	14.94%	13.35%	[3]	9.50%	[3]
C000171597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class Y)
Average Annual Return, Percent	15.50%	13.93%	[4]	10.05%	[4]
C000171598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class R5)
Average Annual Return, Percent	15.50%	13.93%	[5]	10.05%	[5]
C000171599 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class R6)
Average Annual Return, Percent	15.44%	13.92%	[6]	10.04%	[6]
C000209193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class R6)
Average Annual Return, Percent	21.49%	7.20%				11.26%
C000209194 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class R5)
Average Annual Return, Percent	21.50%	7.20%				11.09%
C000209196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class Y)
Average Annual Return, Percent	21.36%	7.07%				11.10%
C000209198 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class R)
Average Annual Return, Percent	20.76%	6.55%				10.56%
C000209197 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class C) —including sales charge
Average Annual Return, Percent	19.13%	6.00%				10.16%
C000209195 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class A) —including sales charge
Average Annual Return, Percent	14.39%	5.61%				10.20%
C000209203 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class A) —including sales charge
Average Annual Return, Percent	4.76%	0.99%				5.89%
C000209202 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class C) —including sales charge
Average Annual Return, Percent	9.03%	1.36%				5.85%
C000209201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class R)
Average Annual Return, Percent	10.64%	1.87%				6.22%
C000209204 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class Y)
Average Annual Return, Percent	11.20%	2.39%				6.75%
C000209200 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class R5)
Average Annual Return, Percent	11.29%	2.48%				6.72%
C000209199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class R6)
Average Annual Return, Percent	11.39%	2.52%				6.91%
C000209209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class R6)
Average Annual Return, Percent	17.64%	11.44%				10.94%
C000209208 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class R5)
Average Annual Return, Percent	17.55%	11.41%				10.76%
C000209207 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class Y)
Average Annual Return, Percent	17.52%	11.31%				10.78%
C000209206 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class R)
Average Annual Return, Percent	16.95%	10.75%				10.23%
C000209205 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class C) —including sales charge
Average Annual Return, Percent	15.36%	10.21%				9.85%
C000209210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class A) —including sales charge
Average Annual Return, Percent	10.81%	9.81%				9.90%
C000209214 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class A) —including sales charge
Average Annual Return, Percent	(0.36%)	(3.87%)				5.93%
C000209215 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class C) —including sales charge
Average Annual Return, Percent	3.65%	(3.51%)				5.88%
C000209216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class R)
Average Annual Return, Percent	5.15%	(3.03%)				6.25%
C000209213 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class Y)
Average Annual Return, Percent	5.68%	(2.54%)				6.79%
C000209211 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class R5)
Average Annual Return, Percent	5.79%	(2.45%)				6.76%
C000209212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class R6)
Average Annual Return, Percent	5.84%	(2.41%)				6.95%
C000209217 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class R6)
Average Annual Return, Percent	25.66%	9.62%				6.91%
C000209218 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class R5)
Average Annual Return, Percent	25.72%	9.62%				6.81%
C000209220 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class Y)
Average Annual Return, Percent	25.55%	9.61%				6.85%
C000209221 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class R)
Average Annual Return, Percent	25.00%	9.06%				6.37%
C000209222 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class C) —including sales charge
Average Annual Return, Percent	23.43%	8.56%				6.00%
C000209219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class A) —including sales charge
Average Annual Return, Percent	18.52%	8.13%				6.03%
C000209234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Growth Fund (Class A) —including sales charge
Average Annual Return, Percent	5.73%	4.37%				4.86%
C000209229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Growth Fund (Class C) —including sales charge
Average Annual Return, Percent	10.07%	4.76%				4.82%
C000209230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Growth Fund (Class R)
Average Annual Return, Percent	11.59%	5.28%				5.19%
C000209233 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Growth Fund (Class Y)
Average Annual Return, Percent	12.18%	5.81%				5.72%
C000209232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Growth Fund (Class R5)
Average Annual Return, Percent	12.25%	5.92%				5.70%
C000209231 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Growth Fund (Class R6)
Average Annual Return, Percent	12.34%	5.96%				5.88%
Without Sales Load [Member] | C000000539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Asia Pacific Equity Fund (Class C) —excluding sales charge
Average Annual Return, Percent	17.92%	4.19%				6.79%
Without Sales Load [Member] | C000000537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Asia Pacific Equity Fund (Class A) —excluding sales charge
Average Annual Return, Percent	18.82%	4.97%				7.43%
Without Sales Load [Member] | C000000540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Value Fund (Class A) —excluding sales charge
Average Annual Return, Percent	11.15%	8.04%				4.34%
Without Sales Load [Member] | C000000542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Value Fund (Class C) —excluding sales charge
Average Annual Return, Percent	10.33%	7.23%				3.72%
Without Sales Load [Member] | C000000553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class C) —excluding sales charge
Average Annual Return, Percent	10.18%	5.41%				4.81%
Without Sales Load [Member] | C000000551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class A) —excluding sales charge
Average Annual Return, Percent	10.97%	6.20%				5.44%
Without Sales Load [Member] | C000171594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class A) —excluding sales charge
Average Annual Return, Percent	15.19%	13.63%	[1]	9.77%	[1]
Without Sales Load [Member] | C000171595 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class C) —excluding sales charge
Average Annual Return, Percent	14.34%	12.78%	[2]	9.06%	[2]
Without Sales Load [Member] | C000209197 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class C) —excluding sales charge
Average Annual Return, Percent	20.13%	6.00%				10.16%
Without Sales Load [Member] | C000209195 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class A) —excluding sales charge
Average Annual Return, Percent	21.05%	6.81%				10.83%
Without Sales Load [Member] | C000209203 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class A) —excluding sales charge
Average Annual Return, Percent	10.94%	2.14%				6.49%
Without Sales Load [Member] | C000209202 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class C) —excluding sales charge
Average Annual Return, Percent	10.09%	1.36%				5.85%
Without Sales Load [Member] | C000209205 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class C) —excluding sales charge
Average Annual Return, Percent	16.34%	10.21%				9.85%
Without Sales Load [Member] | C000209210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class A) —excluding sales charge
Average Annual Return, Percent	17.25%	11.05%				10.52%
Without Sales Load [Member] | C000209214 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class A) —excluding sales charge
Average Annual Return, Percent	5.41%	(2.78%)				6.53%
Without Sales Load [Member] | C000209215 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class C) —excluding sales charge
Average Annual Return, Percent	4.62%	(3.51%)				5.88%
Without Sales Load [Member] | C000209222 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class C) —excluding sales charge
Average Annual Return, Percent	24.43%	8.56%				6.00%
Without Sales Load [Member] | C000209219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class A) —excluding sales charge
Average Annual Return, Percent	25.37%	9.36%				6.63%
Without Sales Load [Member] | C000209234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Growth Fund (Class A) —excluding sales charge
Average Annual Return, Percent	11.89%	5.55%				5.46%
Without Sales Load [Member] | C000209229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Growth Fund (Class C) —excluding sales charge
Average Annual Return, Percent	11.07%	4.76%				4.82%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA® Index (Net)
Average Annual Return, Percent	24.93%	11.18%				7.67%
MSCI All Country Asia Pacific ex Japan Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country Asia Pacific ex-Japan Index (Net)
Average Annual Return, Percent	25.43%	7.43%				8.25%
MSCI World IndexSM Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM (Net)
Average Annual Return, Percent	22.02%	15.58%		12.83%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.64%	14.61%				11.31%
MSCI ACWI ex USA Value Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA® Value Index (Net)
Average Annual Return, Percent	28.16%	15.38%				7.51%
MSCI Europe Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index (Net)
Average Annual Return, Percent	23.19%	13.66%				7.47%
Custom Invesco MSCI World SRI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco MSCI World SRI Index (Net)
Average Annual Return, Percent	15.33%	13.74%		11.86%
MSCI World SRI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World SRI Index (Net)
Average Annual Return, Percent	15.33%	13.74%		12.85%
MSCI ACWI Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index (Net)
Average Annual Return, Percent	29.99%	14.75%				13.92%
MSCI ACWI ex USA SMID Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA SMID Cap Index (Net)
Average Annual Return, Percent	24.52%	10.41%				7.40%
MSCI ACWI SMID Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI SMID Cap Index (Net)
Average Annual Return, Percent	16.71%	11.21%				8.77%
MSCI All Country World ex U S Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Growth Index (Net)
Average Annual Return, Percent	21.77%	7.11%				7.64%

[1]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.
[2]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.
[3]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.
[4]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.
[5]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.
[6]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.